Financial expense, net (Tables)	6 Months Ended
Jun. 30, 2023
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expenses for the six-month periods ended June 30, 2023 and 2022:

	For the six-month period ended June 30,
	2023	2022
Financial income	($ in thousands)
Interest income on deposits	9,025	1,749
Interest income from loans and credits	1,321	699
Interest rates gains on derivatives: cash flow hedges	244	751
Total	10,590	3,199

Financial expense
	For the six-month period ended June 30,
	2023	2022
Financial expense	($ in thousands)
Interest on loans and notes	(172,876)	(140,615)
Interest rates gains/(losses) on derivatives: cash flow hedges	9,931	(23,568)
Total	(162,945)	(164,183)

Other financial income and expenses
The following table sets out Other financial income and expenses for the six-month periods ended June 30, 2023, and 2022:

	For the six-month period ended June 30,
Other financial income / (expenses)	2023	2022
	($ in thousands)
Other financial income	6,244	9,493
Other financial losses	(13,187)	(11,624)
Total	(6,943)	(2,131)